Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 13,997,311	$ 13,599,957	$ 13,413,973
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lease term	Lease term
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 8,056,418	$ 7,171,845	5,730,810
Property, Plant and Equipment, Net	5,940,893	6,428,112	7,683,163
Machinery and Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	3,806,698	3,469,204	3,270,528
Leasehold Improvements [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	7,378,639	7,378,639	7,350,908
Computer Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 2,478,715	$ 2,492,310	2,492,310
Vehicles [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Property, Plant and Equipment, Gross	$ 248,304	$ 248,304	171,629
Construction in Progress [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Gross	$ 84,955	$ 11,500	$ 128,598
Minimum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Minimum [Member] | Computer Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Maximum [Member] | Machinery and Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Maximum [Member] | Computer Equipment [Member]
Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years